Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated May 21, 2021 to the Fund’s Prospectus

dated February 4, 2021, as supplemented and amended to date

Effective immediately, the following changes are made to the Fund’s Prospectus:

In the subsection of the Prospectus entitled “Fund Summary: Capital Appreciation Fund – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
David A. Corris Head of Disciplined Equity, Managing Director	October 2020
Jason C. Hans Director, Portfolio Manager	October 2020
J.P. Gurnee Portfolio Manager	January 2021

In the subsection of the Prospectus entitled “Management – Investment Subadvisers – BMO Asset Management Corp. (‘BMO Asset Management’),” the second paragraph is deleted in its entirety and replaced with the following:

The Capital Appreciation Fund is managed by David A. Corris, Jason C. Hans and J.P. Gurnee. Mr. Corris joined BMO Asset Management in 2008 where he currently serves as Head of Disciplined Equity and a Managing Director. Mr. Hans joined BMO Asset Management in 2008 where he currently serves as a Director and Portfolio Manager. Mr. Gurnee joined BMO Asset Management in 2018 where he currently serves as a Portfolio Manager. Each of Messrs. Corris, Hans and Gurnee is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Capital Appreciation Fund

(the “Fund”)

Supplement dated May 21, 2021 to the Fund’s Statement of Additional Information (“SAI”),

dated February 4, 2021, as supplemented and amended to date

Effective immediately, the following change is made to the SAI:

In the subsection entitled “PORTFOLIO MANAGERS – Other Accounts,” the information in the table with respect to the Capital Appreciation Fund is deleted in its entirety and replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts as of 9/30
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Capital Appreciation Fund	BMO AM	David Corris Jason Hans J.P. Gurnee[5]	9 3 4	$1,530 $944 $840	16 10 10	$3,426 $2,915 $3,337	90 60 51	$4,831 $3,993 $2,525

5 Information as of February 28, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.